Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	GOODWILL AND INTANGIBLE ASSETS
Goodwill
Goodwill recorded at December 31, 2019, and 2018, was $452.7 million. The majority of the goodwill recorded as of December 31, 2019, relates to the April 1, 2015, acquisition of a controlling interest in ARX. No impairment losses have been recorded on any of the outstanding goodwill.
Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2019	2018
Intangible assets subject to amortization	$215.9	$282.2
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$228.3	$294.6
[1] Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2019			2018
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$173.9	$82.3	$256.2	$137.3	$118.9
Agency relationships	159.2	54.0	105.2	159.2	42.6	116.6
Software rights	79.1	50.7	28.4	79.1	40.1	39.0
Trade name	34.8	34.8	0	34.8	27.1	7.7
Total	$529.3	$313.4	$215.9	$529.3	$247.1	$282.2

Amortization expense was $66.3 million, $72.0 million, and $66.2 million for the years ended December 31, 2019, 2018, and 2017, respectively. During 2017, we revised our estimate of the economic useful life of our trade name intangible asset from an original life of 10 years to a remaining life of 2 years. The decrease in the useful life reflected the transition of our branding for the Property business, from the ASI trade name to the Progressive brand. The majority of the intangible assets have finite lives, which, at December 31, 2019, had a remaining life range from 2 months to 9 years, with an average remaining life of 3.7 years.
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2019, follows:

(millions)
Year	Amortization Expense
2020	$56.9
2021	56.6
2022	29.2
2023	13.5
2024	11.4